UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2010

Date of reporting period:  August 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments
August 31, 2009 ( Unaudited)
Cookson Peirce Core Equity Fund

			Shares		Value
COMMON STOCKS - 99.98%
Auto Components - 2.53%
Cooper Tire & Rubber Co.			27,000		$385,560
Automobiles - 4.31%
Ford Motor Co. (a)			86,420		656,792
Biotechnology - 6.29%
Isis Pharmaceuticals, Inc. (a)			20,800		335,712
United Therapeutics Corp. (a)			6,800		622,268
					957,980
Capital Markets - 4.13%
The Goldman Sachs Group, Inc.			3,800		628,748
Chemicals - 3.94%
Sociedad Quimica y Minera de Chile SA - ADR			17,240		600,469
Commercial Services & Supplies - 4.27%
Tetra Tech, Inc. (a)			22,000		649,880
Diversified Consumer Services - 7.72%
Brink's Home Security Holdings, Inc. (a)			19,810		619,459
Corinthian Colleges, Inc. (a)			29,000		555,930
					1,175,389
Electrical Equipment - 3.61%
American Superconductor Corp. (a)			17,000		549,270
Food Products - 4.15%
Unilever NV - ADR			22,640		632,335
Health Care Technology - 3.83%
Athenahealth, Inc. (a)			14,500		583,335
Hotels, Restaurants & Leisure - 3.55%
Darden Restaurants, Inc.			16,420		540,711
Internet & Catalog Retail - 4.16%
Amazon.com, Inc. (a)			7,800		633,282
Internet Software & Services - 7.39%
Baidu, Inc. - ADR (a)			2,030		670,022
Netease.com - ADR (a)			10,840		455,171
					1,125,193
IT Services - 4.20%
Visa, Inc.			9,000		639,900
Machinery - 3.97%
Flowserve Corp.			7,000		603,750
Metals & Mining - 4.25%
BHP Billiton Ltd. - ADR			10,400		647,920
Oil, Gas & Consumable Fuels - 8.09%
Petroleo Brasileiro SA - ADR			14,000		554,960
Range Resources Corp.			14,000		677,180
					1,232,140
Semiconductors & Semiconductor Equipment - 5.37%
Cree, Inc. (a)			22,200		817,848
Software - 14.22%
ANSYS, Inc. (a)			16,000		562,240
Longtop Financial Technologies Ltd. - ADR (a)			10,000		247,000
Oracle Corp.			25,000		546,750
Rovi Corp. (a)			26,600		809,704
					2,165,694
TOTAL COMMON STOCKS (Cost $12,177,907)					$15,226,196

			Principal
			Amount
SHORT TERM INVESTMENTS - 0.25%
The AIM STIT Liquid Assets Portfolio
0.287%, 01/01/2050 (b)			$37,408		37,408
TOTAL SHORT TERM INVESTMENTS (Cost $37,407)					$37,408

Total Investments (Cost $12,215,314) - 100.23%					15,263,604
Liabilities in Excess of Other Assets - (0.23)%					(34,499)
TOTAL NET ASSETS - 100.00%					$15,229,105

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Variable rate security; the rate shown represents the rate at August 31, 2009

The cost basis of investments for federal income tax purposes at August 31, 2009 was as follows*:

Cost of investments					$ 12,215,314
Gross unrealized appreciation					3,057,988
Gross unrealized depreciation					(9,698)
Net unrealized appreciation					$ 3,048,290

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

FAS 157 – Summary of Fair Value Exposure at August 31, 2009

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2009, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$ 3,391,733	$ -	$ -	$ 3,391,733
Consumer Staples	632,335	-	-	632,335
Energy	1,232,140	-	-	1,232,140
Financials	628,748	-	-	628,748
Health Care	1,541,315	-	-	1,541,315
Industrials	1,802,900	-	-	1,802,900
Information Technology	4,748,636	-	-	4,748,636
Materials	1,248,389	-	-	1,248,389
Total Equity	15,226,196	-	-	15,226,196

Short-Term Investments	37,408	-	-	37,408

Total Investments in Securities	$ 15,263,604	$ -	$ -	$ 15,263,604

FAS 161 – Disclosures about Derivative Instruments and Hedging Activities

The fund was not invested in derivative securities or engaged in hedging activities as of August 31, 2009.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By            /s/ Joseph Neuberger
Joseph Neuberger, President

Date    October 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Joseph Neuberger
Joseph Neuberger, President

Date   October 22, 2009

By           /s/ John Buckel
John Buckel, Treasurer

Date  October 22, 2009